Condensed Statements of Stockholders' Deficiency - USD ($)				3 Months Ended								6 Months Ended	9 Months Ended				12 Months Ended
		Mar. 31, 2021		Sep. 30, 2022		Jun. 30, 2022	Mar. 31, 2022		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021		Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Beginning balance, value				$ (15,553,186)		$ (14,244,914)	$ (12,831,466)		$ (11,202,736)	$ (10,132,922)	$ (8,889,041)		$ (12,831,466)			$ (8,889,041)	$ (8,889,041)	$ (3,072,232)
Issuance of common stock in private placement				959,200	[1]		393,301	[2]										3,000,000
Stock-based compensation:				494,022		695,940	1,941,746		1,398,469	1,025,218	896,229
Stock-based compensation:
Options																	4,141,736	3,677,453
Warrants																		153,324
Exercise of warrant																		20,249
Issuance of put option																		331
Issuance of shares upon partial exercise of over allotment option																		15,000
Net loss				(3,692,618)		(2,004,212)	(3,748,495)		(1,879,906)	(2,095,032)	(2,140,110)		(9,445,325)			(6,115,048)	(8,084,161)	(12,683,166)
Conversion of convertible notes payable into preferred stock	[3]			5,658,888
Ending balance, value		$ (10,132,922)		(12,133,694)		(15,553,186)	(14,244,914)		(11,684,173)	(11,202,736)	(10,132,922)	$ (11,684,173)	(12,133,694)	$ (12,831,466)		(11,684,173)	(12,831,466)	(8,889,041)
Larkspur Health Acquisition Corp [Member]
Beginning balance, value				(3,372,123)		(2,978,484)	(2,258,478)		(1,228)	(439)			(2,258,478)
Issuance of Class B common stock to Sponsor		667	[4]											667	[5]
Stock-based compensation:
Issuance of shares upon partial exercise of over allotment option
Forfeit of shares upon partial exercise of over allotment option
Remeasurement of redeemable Class A Common Stock to redemption value				(107,727)
Private placement Class A shares														3,219,052
Conversion of Note payable to Class A common stock														719,084
Payment for Class B common stock														24,333
Public warrants proceeds														19,623,313
Class A common stock accretion to redemption value														(26,350,587)
Private placement units proceeds in excess of fair value														746,360
Net loss		(1,106)		(679,087)		(393,639)	(720,006)		(174)	(789)		(2,069)	(1,792,732)	(240,700)
Ending balance, value		(439)		(4,158,937)		(3,372,123)	(2,978,484)		(1,402)	(1,228)	(439)	(1,402)	(4,158,937)	(2,258,478)		(1,402)	(2,258,478)
Preferred Stock [Member]
Beginning balance, value				$ 1		$ 1
Beginning balance, shares				133,541		133,541
Issuance of common stock in private placement				$ 4	[1]		$ 1	[2]
Issuance of common stock in private placement, shares				317,322			133,541	[2]
Stock-based compensation:
Stock-based compensation:
Net loss
Conversion of convertible notes payable into preferred stock	[3]			$ 18
Conversion of convertible notes payable into preferred stock, shares				1,802,193
Ending balance, value				$ 23		$ 1	$ 1						$ 23
Ending balance, shares				2,253,056		133,541	133,541						2,253,056
Common Stock [Member]
Beginning balance, value				$ 242		$ 242	$ 242		$ 242	$ 242	$ 242		$ 242			$ 242	$ 242	$ 232
Beginning balance, shares				24,167,257		24,167,257	24,167,257		24,167,257	24,167,257	24,167,257		24,167,257			24,167,257	24,167,257	23,208,933
Issuance of common stock in private placement					[1]			[2]										$ 9
Issuance of common stock in private placement, shares																		923,076
Stock-based compensation:
Stock-based compensation:
Options
Warrants
Exercise of warrant																		$ 1
Exercise of warrant, shares																		20,248
Issuance of put option
Issuance of shares upon partial exercise of over allotment option
Issuance of shares upon partial exercise of over allotment option, shares																		15,000
Net loss
Conversion of convertible notes payable into preferred stock	[3]
Ending balance, value		$ 242		$ 242		$ 242	$ 242		$ 242	$ 242	$ 242	$ 242	$ 242	$ 242		$ 242	$ 242	$ 242
Ending balance, shares		24,167,257		24,167,257		24,167,257	24,167,257		24,167,257	24,167,257	24,167,257	24,167,257	24,167,257	24,167,257		24,167,257	24,167,257	24,167,257
Common Stock [Member] | Common Class A [Member] | Larkspur Health Acquisition Corp [Member]
Beginning balance, value				$ 32		$ 32	$ 32						$ 32
Beginning balance, shares				320,272		320,272	317,600						317,600
Issuance of Class B common stock to Sponsor			[4]												[5]
Issuance of Class B common stock to Sponsor, shares			[4]												[5]
Stock-based compensation:
Issuance of shares upon partial exercise of over allotment option
Issuance of shares upon partial exercise of over allotment option, shares							2,672
Forfeit of shares upon partial exercise of over allotment option
Forfeit of shares upon partial exercise of over allotment option, shares
Remeasurement of redeemable Class A Common Stock to redemption value
Private placement Class A shares														$ 25
Private placement Class A shares, shares														248,150
Conversion of Note payable to Class A common stock														$ 7
Conversion of Note payable to Class A common stock, shares														69,450
Payment for Class B common stock
Public warrants proceeds
Private placement units proceeds in excess of fair value
Net loss
Ending balance, value				$ 32		$ 32	$ 32						$ 32	$ 32			$ 32
Ending balance, shares				320,272		320,272	320,272						320,272	317,600			317,600
Common Stock [Member] | Common Class B [Member] | Larkspur Health Acquisition Corp [Member]
Beginning balance, value				$ 194		$ 194	$ 216		$ 216	$ 216			$ 216
Beginning balance, shares				1,941,790		1,941,790	2,156,250		2,156,250	2,156,250			2,156,250
Issuance of Class B common stock to Sponsor		$ 216	[4]											$ 216	[5]
Issuance of Class B common stock to Sponsor, shares		2,156,250	[4]											2,156,250	[5]
Stock-based compensation:
Issuance of shares upon partial exercise of over allotment option
Issuance of shares upon partial exercise of over allotment option, shares
Forfeit of shares upon partial exercise of over allotment option							$ (22)
Forfeit of shares upon partial exercise of over allotment option, shares							(214,460)
Remeasurement of redeemable Class A Common Stock to redemption value
Private placement Class A shares
Conversion of Note payable to Class A common stock
Payment for Class B common stock
Public warrants proceeds
Private placement units proceeds in excess of fair value
Net loss
Ending balance, value		$ 216		$ 194		$ 194	$ 194		$ 216	$ 216	$ 216	$ 216	$ 194	$ 216		$ 216	$ 216
Ending balance, shares		2,156,250		1,941,790		1,941,790	1,941,790		2,156,250	2,156,250	2,156,250	2,156,250	1,941,790	2,156,250		2,156,250	2,156,250
Additional Paid-in Capital [Member]
Beginning balance, value				$ 43,096,095		$ 42,400,155	$ 40,065,109		$ 37,844,820	$ 36,819,602	$ 35,923,373		$ 40,065,109			$ 35,923,373	$ 35,923,373	$ 29,057,026
Issuance of common stock in private placement				959,196	[1]		393,300	[2]										2,999,991
Stock-based compensation:				494,022		695,940	1,941,746		1,398,469	1,025,218	896,229
Stock-based compensation:
Options																	4,141,736	3,677,453
Warrants																		153,324
Exercise of warrant																		20,248
Issuance of put option																		331
Issuance of shares upon partial exercise of over allotment option																		15,000
Net loss
Conversion of convertible notes payable into preferred stock	[3]			5,658,870
Ending balance, value		$ 36,819,602		50,208,183		43,096,095	42,400,155		39,243,289	37,844,820	36,819,602	$ 39,243,289	50,208,183	$ 40,065,109		39,243,289	40,065,109	35,923,373
Additional Paid-in Capital [Member] | Larkspur Health Acquisition Corp [Member]
Beginning balance, value				22		22			24,784	24,784
Issuance of Class B common stock to Sponsor		24,784	[4]											24,784	[5]
Stock-based compensation:
Issuance of shares upon partial exercise of over allotment option
Forfeit of shares upon partial exercise of over allotment option							22
Remeasurement of redeemable Class A Common Stock to redemption value
Private placement Class A shares														3,219,027
Conversion of Note payable to Class A common stock														719,077
Payment for Class B common stock
Public warrants proceeds														19,623,313
Class A common stock accretion to redemption value														(24,332,561)
Private placement units proceeds in excess of fair value														746,360
Net loss
Ending balance, value		24,784		22		22	22		24,784	24,784	24,784	24,784	22			24,784
Retained Earnings [Member]
Beginning balance, value				(58,649,524)		(56,645,312)	(52,896,817)		(49,047,798)	(46,952,766)	(44,812,656)		(52,896,817)			(44,812,656)	(44,812,656)	(32,129,490)
Issuance of common stock in private placement					[1]			[2]
Stock-based compensation:
Stock-based compensation:
Options
Warrants
Exercise of warrant
Issuance of put option
Issuance of shares upon partial exercise of over allotment option
Net loss				(3,692,618)		(2,004,212)	(3,748,495)		(1,879,906)	(2,095,032)	(2,140,110)						(8,084,161)	(12,683,166)
Conversion of convertible notes payable into preferred stock	[3]
Ending balance, value		(46,952,766)		(62,342,142)		(58,649,524)	(56,645,312)		(50,927,704)	(49,047,798)	(46,952,766)	(50,927,704)	(62,342,142)	(52,896,817)		(50,927,704)	(52,896,817)	$ (44,812,656)
Retained Earnings [Member] | Larkspur Health Acquisition Corp [Member]
Beginning balance, value				(3,372,371)		(2,978,732)	(2,258,726)		(1,895)	(1,106)			(2,258,726)
Issuance of Class B common stock to Sponsor			[4]												[5]
Stock-based compensation:
Issuance of shares upon partial exercise of over allotment option
Forfeit of shares upon partial exercise of over allotment option
Remeasurement of redeemable Class A Common Stock to redemption value				(107,727)
Private placement Class A shares
Conversion of Note payable to Class A common stock
Payment for Class B common stock
Public warrants proceeds
Class A common stock accretion to redemption value														(2,018,026)
Private placement units proceeds in excess of fair value
Net loss		(1,106)		(679,087)		(393,639)	(720,006)		(174)	(789)				(240,700)
Ending balance, value		(1,106)		(4,159,185)		(3,372,371)	(2,978,732)		(2,069)	(1,895)	(1,106)	(2,069)	(4,159,185)	(2,258,726)		(2,069)	(2,258,726)
Subscription Receivables [Member] | Larkspur Health Acquisition Corp [Member]
Beginning balance, value									(24,333)	(24,333)
Issuance of Class B common stock to Sponsor		(24,333)	[4]											(24,333)	[5]
Stock-based compensation:
Issuance of shares upon partial exercise of over allotment option
Forfeit of shares upon partial exercise of over allotment option
Remeasurement of redeemable Class A Common Stock to redemption value
Private placement Class A shares
Conversion of Note payable to Class A common stock
Payment for Class B common stock														24,333
Public warrants proceeds
Private placement units proceeds in excess of fair value
Net loss
Ending balance, value		$ (24,333)							$ (24,333)	$ (24,333)	$ (24,333)	$ (24,333)				$ (24,333)

[1]	Includes gross proceeds of $996,400 less issuance costs of $37,200
[2]	Includes gross proceeds of $419,320 less issuance costs of $26,019
[3]	Includes principal and interest of $5,658,888
[4]	Includes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).
[5]	Includes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).